Schedule of Minimum Future Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 29, 2022
Leases
2023	$ 5,158
2024
2025
2026
2027
Thereafter
Total undiscounted cash flows	5,158
Present value discount	(137)
Lease liability	$ 5,021	$ 5,000
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	us-gaap:BelowMarketLeaseNet	us-gaap:BelowMarketLeaseNet